Expense Example {- Fidelity® Natural Resources Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 - Fidelity® Natural Resources Fund - Fidelity Natural Resources Fund-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096